Stock-Based Compensation (Summary of Company's Stock-Based Compensation Expense (Recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ 1,692	$ 100
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	444	330
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	31	130
Stock-based compensation expense, change in estimate recovery		(169)
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	267	99
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	950	(290)
Mark-to-market adjustments	785	(430)
Deferred Share Units - New Issuance (Net Of Cancellations) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	165	140
Deferred Share Units - Mark-To-Market Adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mark-to-market adjustments	$ 785	$ (430)